Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2015	December 31, 2014
Deferred tax assets:
Net operating loss carryforward	$28,475,616	$23,246,809
Stock-based compensation	4,240,612	4,121,311
Total deferred tax assets	32,716,228	27,368,120

Deferred tax liabilities:
Fixed assets	(348,869)	(673,241)
Less: valuation allowance	(32,367,359)	(26,694,879)
	$--	$--

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31, 2015		December 31, 2014		December 31, 2013

Federal statutory rate	$(3,457,068)	35.0%	$(3,610,711)	35.0%	$(4,572,234)	35.0%
State income taxes – Idaho	(7,652)	0.1%	(11,016)	0.1%	(14,264)	0.1%
State income taxes - Utah	(243,973)	2.5%	(239,093)	2.3%	(199,166)	1.5%
State and local income taxes - NY	(30,468)	0.3%	(46,372)	0.4%	(58,721)	0.5%
Change in valuation allowance related to derivatives	5,672,480	(57.5% )	4,935,302	(47.8% )	5,034,877	(39.0% )
Net nontaxable income related to derivatives	(2,005,896)	20.3%	(843,861)	8.2%	(290,623)	2.2%
Miscellaneous	72,577	(0.70% )	(184,249)	2.0%	100,131	(0.3% )

	$--	0%	$--	0%	$--	0%